Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of associates [line items]
Assets	S/ 2,825,609	S/ 2,979,771
Liabilities	(2,497,972)	(2,558,583)
Assets	3,286,955	3,424,693	S/ 4,310,507
Administrative expenses	(152,909)	(248,652)	(311,163)
Loss operative	(131,900)	(535,271)	124,005
Others	218,445	519,279	124,273
Loss of the year	(190,344)	(838,642)	13,012
Total comprehensive income for the year	(181,958)	(847,262)	S/ 71,709
Concesionaria Chavimochic S.A.C. [member]
Disclosure of financial information of associates [line items]
Assets	58,814	55,830
Liabilities	(4,795)	(1,596)
Assets	11,635	12,408
Net assets	65,654	66,642
Administrative expenses	(4,521)	(11,028)
Loss operative	(4,521)	(11,028)
Others	3,534	719
Loss of the year	(987)	(11,747)
Total comprehensive income for the year	S/ (987)	S/ (11,747)